Employee Benefit Plans - Estimated future benefit payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2022	$ 22
2023	24
2024	24
2025	26
2026	26
2027-2031	$ 149